Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay Government Fund (Prospectus Summary) | MainStay Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Government Fund
Supplement	ck0000787441_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated November 4, 2016 (“Supplement”) to:

MainStay Income and Mixed Asset Funds Prospectuses and Summary Prospectuses, each dated
February 29, 2016, as supplemented;

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

For purchases of Class A and Investor Class shares of each MainStay Fund made without an initial sales charge after January 1, 2017, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase.

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.